Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) - USD ($) $ in Thousands	Total	Previously Reported	Retroactive application of reverse recapitalization (Note 2)	Common Stock	Common Stock Previously Reported	Common Stock Retroactive application of reverse recapitalization (Note 2)	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of reverse recapitalization (Note 2)	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning balance (in shares) at Dec. 31, 2018	105,584,000	4,541,214,000	(4,435,630,000)
Beginning balance at Dec. 31, 2018	$ 1,512,915	$ 1,512,915
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series H redeemable convertible preferred stock, net of issuance costs (in shares)	15,852,000
Issuance of Series H redeemable convertible preferred stock, net of issuance costs	$ 299,809
Ending balance (in shares) at Dec. 31, 2019	121,436,000		(5,101,421,000)
Ending balance at Dec. 31, 2019	$ 1,812,724
Beginning balance (in shares) at Dec. 31, 2018				1,375,000	59,128,000	(57,753,000)
Beginning balance at Dec. 31, 2018	$ (1,321,981)	(1,321,981)			$ 6	$ (6)	$ 30,537	$ 30,531	$ 6	$ (1,352,518)	$ (1,352,518)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	155,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization	$ 66						66
Issuance of common stock upon exercise of stock options (in shares)				121,000
Issuance of common stock upon exercise of stock options	677						677
Stock-based compensation	29,076						29,076
Net loss	(312,109)	$ (289,904)								(312,109)
Ending balance (in shares) at Dec. 31, 2019				1,651,000
Ending balance at Dec. 31, 2019	$ (1,604,271)						60,356			(1,664,627)
Increase (Decrease) in Temporary Equity [Roll Forward]
Cancellation of Series A, Series B, and Series E redeemable convertible preferred stock (in shares)	(5,000)
Cancellation of Series A, Series B, and Series E redeemable convertible preferred stock	$ (46)
Ending balance (in shares) at Dec. 31, 2020	121,431,000	5,222,852,000				(71,774,000)
Ending balance at Dec. 31, 2020	$ 1,812,678	$ 1,812,678	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of Series A, Series B, and Series E redeemable convertible preferred stock	46						46
Issuance of common stock upon exercise of stock options (in shares)				58,000
Issuance of common stock upon exercise of stock options	455						455
Stock-based compensation	28,932						28,932
Net loss	$ (249,726)	(256,982)								(249,726)
Ending balance (in shares) at Dec. 31, 2020	121,431,310			1,709,000	73,483,000
Ending balance at Dec. 31, 2020	$ (1,824,564)	$ (1,801,413)		$ 0	$ 7	$ (7)	89,789	89,782	7	(1,914,353)	(1,914,353)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	(121,431,000)
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization	$ (1,812,678)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)				121,431,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization	1,812,678			$ 12			1,812,666
Reverse recapitalization transaction, net of fees (in shares)				93,865,000
Reverse recapitalization transaction, net of fees	745,751			$ 10			745,741
Conversion of redeemable convertible preferred stock warrants to common stock warrants in connection with reverse recapitalization	7,267						7,267
Issuance of common stock upon exercise of stock options (in shares)				72,000
Issuance of common stock upon exercise of stock options	382						382
Stock-based compensation	10,463						10,463
Net loss	(74,035)									(74,035)
Ending balance (in shares) at Mar. 31, 2021				217,077,000
Ending balance at Mar. 31, 2021	$ 677,942			$ 22			2,666,308			(1,988,388)
Beginning balance (in shares) at Dec. 31, 2020	121,431,000	5,222,852,000				(71,774,000)
Beginning balance at Dec. 31, 2020	$ 1,812,678	$ 1,812,678	0
Ending balance (in shares) at Jun. 30, 2021	0
Ending balance at Jun. 30, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2020	121,431,310			1,709,000	73,483,000
Beginning balance at Dec. 31, 2020	$ (1,824,564)	$ (1,801,413)		$ 0	$ 7	$ (7)	89,789	89,782	7	(1,914,353)	(1,914,353)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(169,755)
Ending balance (in shares) at Jun. 30, 2021				217,116,000
Ending balance at Jun. 30, 2021	$ 604,527			$ 22			2,688,613			(2,084,108)
Beginning balance (in shares) at Dec. 31, 2020	121,431,000	5,222,852,000				(71,774,000)
Beginning balance at Dec. 31, 2020	$ 1,812,678	$ 1,812,678	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	(121,431,000)
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization	$ (1,812,678)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2020	121,431,310			1,709,000	73,483,000
Beginning balance at Dec. 31, 2020	$ (1,824,564)	$ (1,801,413)		$ 0	$ 7	$ (7)	89,789	$ 89,782	$ 7	(1,914,353)	$ (1,914,353)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)				115,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	121,431,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization	$ 1,812,678			$ 12			1,812,666
Reverse recapitalization transaction, net of fees (in shares)				93,865,000
Reverse recapitalization transaction, net of fees	745,751			$ 10			745,741
Conversion of redeemable convertible preferred stock warrants to common stock warrants in connection with reverse recapitalization	$ 7,267						7,267
Issuance of common stock upon exercise of stock options (in shares)	190,000			76,000
Issuance of common stock upon exercise of stock options	$ 413						413
Issuance of common stock in connect with WorxWell acquisition (in shares)				2,000,000
Issuance of common stock in connect with WorxWell acquisition	5,558						5,558
Issuance of warrants in connection with WorxWell acquisition	1,593						1,593
Stock-based compensation	73,620						73,620
Net loss	(342,978)									(342,978)
Ending balance (in shares) at Dec. 31, 2021				219,196,000
Ending balance at Dec. 31, 2021	$ 479,338			$ 22			2,736,647			(2,257,331)
Ending balance (in shares) at Jun. 30, 2021	0
Ending balance at Jun. 30, 2021	$ 0
Beginning balance (in shares) at Mar. 31, 2021				217,077,000
Beginning balance at Mar. 31, 2021	677,942			$ 22			2,666,308			(1,988,388)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)				35
Issuance of common stock upon exercise of stock options (in shares)				4,000
Issuance of common stock upon exercise of stock options	31						31
Stock-based compensation	22,274						22,274
Net loss	(95,720)									(95,720)
Ending balance (in shares) at Jun. 30, 2021				217,116,000
Ending balance at Jun. 30, 2021	$ 604,527			$ 22			2,688,613			(2,084,108)
Beginning balance (in shares) at Dec. 31, 2021	0
Beginning balance at Dec. 31, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2021				219,196,000
Beginning balance at Dec. 31, 2021	479,338			$ 22			2,736,647			(2,257,331)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)				26
Stock-based compensation	17,468						17,468
Net loss	(82,372)									(82,372)
Ending balance (in shares) at Mar. 31, 2022				219,222,000
Ending balance at Mar. 31, 2022	$ 414,434			$ 22			2,754,115			(2,339,703)
Beginning balance (in shares) at Dec. 31, 2021	0
Beginning balance at Dec. 31, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2021				219,196,000
Beginning balance at Dec. 31, 2021	$ 479,338			$ 22			2,736,647			(2,257,331)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	0
Net loss	$ (165,258)
Ending balance (in shares) at Jun. 30, 2022				219,228,000
Ending balance at Jun. 30, 2022	349,689			$ 22			2,772,256			(2,422,589)
Beginning balance (in shares) at Mar. 31, 2022				219,222,000
Beginning balance at Mar. 31, 2022	414,434			$ 22			2,754,115			(2,339,703)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)				6
Stock-based compensation	18,141						18,141
Net loss	(82,886)									(82,886)
Ending balance (in shares) at Jun. 30, 2022				219,228,000
Ending balance at Jun. 30, 2022	$ 349,689			$ 22			$ 2,772,256			$ (2,422,589)